Investment in Joint Ventures and Majority Owned Subsidiaries (Details Textual) (USD $)	12 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended									0 Months Ended	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012	Jun. 29, 2014 VAST LLC	Jun. 30, 2013 VAST LLC	Jul. 01, 2012 VAST LLC	Nov. 20, 2009 VAST LLC	Dec. 31, 2009 Strattec	Jul. 01, 2012 Strattec	Jun. 27, 2010 Strattec	Dec. 31, 2009 WITTE	Jul. 01, 2012 WITTE	Jun. 27, 2010 WITTE	Dec. 31, 2009 ADAC	Jul. 01, 2012 ADAC	Jun. 27, 2010 ADAC	Jun. 29, 2014 ADAC-STRATTEC LLC	Jun. 30, 2013 ADAC-STRATTEC LLC	Jul. 01, 2012 ADAC-STRATTEC LLC	Jun. 29, 2014 Strattec Power Access Llc	Jun. 30, 2013 Strattec Power Access Llc	Jul. 01, 2012 Strattec Power Access Llc	Nov. 30, 2008 Strattec Power Access Llc	Apr. 05, 2013 NextLock LLC	Jun. 29, 2014 NextLock LLC	Jun. 30, 2013 NextLock LLC
Schedule Of Equity Method Investments [Line Items]
VAST China noncontrolling interest purchased by VAST LLC							40.00%
Equity (Loss) earnings of joint ventures	$ 957,000	$ (225,000)	$ (1,071,000)	$ 1,324,000	$ (147,000)	$ (1,071,000)																			$ (367,000)	$ (78,000)
STRATTEC's portion of goodwill impairment charge						284,000
Proceeds from repayment of loan to joint venture								1,000,000			1,000,000			1,000,000
Loan to joint venture	285,000									2,500,000			2,500,000			2,500,000
Principal amount converted to additional capital			1,500,000						1,500,000			1,500,000			1,500,000
Accrued interest converted to additional capital			112,000						112,000			112,000			112,000
Capitalization in joint venture				0	600,000	600,000																		1,500,000
Cash contributions to joint ventures from Strattec		965,000	200,000		200,000	200,000																		765,000
Percentage ownership interest in less than wholly owned consolidated subsidiary																	51.00%	51.00%	51.00%	80.00%	80.00%	80.00%	80.00%
Less than wholly owned consolidated subsidiary impact on STRATTEC's net income																	$ 1,400,000	$ 1,100,000	$ 1,700,000	$ 1,500,000	$ 1,000,000	$ 2,600,000
Percentage non-controlling ownership interest in less than wholly owned consolidated subsidiary																				20.00%	20.00%	20.00%	20.00%
Percentage ownership interest in joint venture																								51.00%